SHAREHOLDERS' EQUITY (Schedule of Weighted Average Assumptions Used to Calculate Fair Value of Company's Stock Purchase Plan) (Details) (Employees Stock Purchase Plan [Member])	12 Months Ended
Dec. 31, 2011
Employees Stock Purchase Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk free interest rate	0.29%
Dividend yields	0.00%
Expected volatility	36.00%
Weighted average expected term from grant date (in years)	9 months